UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [  ]:        Amendment Number:

This Amendment (Check only one):     [x ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lindsell Train Limited
Address: Cayzer House, 30 Buckingham Gate
London, SW1E 6NN, UK

Form 13F File Number:     028-13815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Lim
Title:     Chief Operating Officer

Phone:     00 44 20 7802 4703

Signature, Place, and Date of Signing:

     /s/Michael Lim       London, England       July 28, 2011
     --------------       ---------------       -----------------
     [Signature]          [City, State]         [Date]

Report Type     (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $242,137
                                            (thousands)

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
Column 1                     Column 2    Column 3   Column 4              Column 5     Column 6   Column 7      Column 8

                                                               Shares or
                             Title of                 Value    Principal  SH/   PUT/  Investment   Other     Voting Authority
Name of Issuer                 Class       Cusip    (x$1,000)    Amount   PRN   CALL  Discretion  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CORP            CL A        115637100    17,294     240,194  SH              SOLE              240,194
DR PEPPER SNAPPLE GROUP INC  COM         26138E109    54,218   1,293,063  SH              SOLE            1,293,063
EBAY INC                     COM         278642103    43,976   1,362,738  SH              SOLE            1,362,738
HERSHEY CO                   COM         427866108     3,895      68,505  SH              SOLE               68,505
INTUIT INC                   COM         461202103    31,737     611,983  SH              SOLE              611,983
KRAFT FOODS INC              CL A        50075N104    69,301   1,967,109  SH              SOLE            1,967,109
DISNEY WALT CO               COM DISNEY  254687106    16,138     413,369  SH              SOLE              413,369
WORLD WRESTLING ENTMT INC    CL A        98156Q108     5,578     585,300  SH              SOLE              585,300

                                                     242,137